COMMITMENTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments
Office lease payments recognized as expense	$ 81,073	$ 82,704	$ 86,975